Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.9%
Ambev SA	2,711,499	$8,095,900
Americanas SA	365,752	1,546,878
Atacadao SA	310,951	1,266,037
B3 SA - Brasil, Bolsa, Balcao	3,504,585	9,416,745
Banco Bradesco SA	931,334	3,307,889
Banco BTG Pactual SA	686,044	3,657,901
Banco do Brasil SA	498,180	3,838,645
Banco Inter SA	207,677	550,158
Banco Santander Brasil SA	216,956	1,531,572
BB Seguridade Participacoes SA	420,189	2,376,552
BRF SA(a)	345,947	1,139,193
CCR SA	717,264	2,013,298
Centrais Eletricas Brasileiras SA	192,026	1,702,660
Cia. de Saneamento Basico do Estado de Sao Paulo	203,385	1,959,151
Cia. Siderurgica Nacional SA	402,969	1,851,815
Cosan SA	648,726	2,949,778
CPFL Energia SA	122,051	865,455
Energisa SA	113,686	1,062,573
Engie Brasil Energia SA	101,700	939,418
Equatorial Energia SA	596,384	2,984,085
Hapvida Participacoes e Investimentos SA(b)	2,456,863	3,473,950
Hypera SA	223,803	1,826,665
JBS SA	479,749	3,593,663
Klabin SA	421,396	1,980,829
Localiza Rent a Car SA	349,147	4,225,718
Lojas Renner SA	565,389	3,164,480
Magazine Luiza SA	1,752,549	1,371,786
Natura & Co. Holding SA	526,784	1,825,574
Petro Rio SA(a)	413,860	2,437,416
Petroleo Brasileiro SA	2,124,753	14,869,761
Raia Drogasil SA	633,289	2,751,663
Rede D'Or Sao Luiz SA(b)	229,823	1,732,177
Rumo SA	756,932	2,815,869
Suzano SA	429,587	4,835,910
Telefonica Brasil SA	296,151	3,181,136
Tim SA	510,078	1,545,512
TOTVS SA	311,741	1,860,915
Ultrapar Participacoes SA	440,924	1,333,195
Vale SA	2,278,989	41,340,258
Vibra Energia SA	690,998	2,826,483
WEG SA	968,537	5,170,232
XP Inc.(a)	1	23
		161,218,918
Chile — 0.5%
Banco de Chile	25,150,749	2,617,879
Banco de Credito e Inversiones SA	27,619	1,025,993
Banco Santander Chile	37,796,457	1,890,442
Cencosud SA	820,733	1,315,596
Cia. Cervecerias Unidas SA	74,794	533,899
Cia. Sud Americana de Vapores SA	8,162,857	1,119,788
Empresas CMPC SA	615,137	1,063,401
Empresas COPEC SA	217,062	1,723,363
Enel Americas SA	12,676,133	1,372,210
Enel Chile SA	19,553,241	501,097
Falabella SA	434,995	1,273,728
		14,437,396
Colombia — 0.2%
Bancolombia SA	148,114	1,780,511
Security	Shares	Value

Colombia (continued)
Ecopetrol SA	2,784,524	$2,304,434
Interconexion Electrica SA ESP	266,727	1,682,432
		5,767,377
Czech Republic — 0.2%
CEZ AS(c)	93,162	4,539,326
Komercni Banka AS.	38,443	1,196,606
Moneta Money Bank AS(b)	226,706	754,300
		6,490,232
Egypt — 0.1%
Commercial International Bank Egypt SAE	792,875	1,758,861
Eastern Co. SAE.	285,093	162,249
Fawry for Banking & Payment Technology Services SAE(a)	194,236	42,804
		1,963,914
Greece — 0.3%
Alpha Services and Holdings SA(a)	1,112,763	1,179,200
Eurobank Ergasias Services and Holdings SA, Class A(a)	1,228,280	1,374,279
Hellenic Telecommunications Organization SA(c)	110,772	2,100,753
JUMBO SA	49,390	820,912
Mytilineos SA	52,974	944,046
National Bank of Greece SA(a)	290,669	1,105,585
OPAP SA(c)	96,288	1,437,507
Public Power Corp. SA(a)	95,995	632,391
		9,594,673
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	240,172	1,723,184
OTP Bank Nyrt	130,009	3,097,111
Richter Gedeon Nyrt	80,731	1,579,380
		6,399,675
India — 18.3%
ACC Ltd.	45,244	1,274,581
Adani Enterprises Ltd.	158,219	4,392,300
Adani Green Energy Ltd.(a)	187,319	4,537,294
Adani Ports & Special Economic Zone Ltd.	301,687	2,860,177
Adani Power Ltd.(a)	408,957	1,690,035
Adani Total Gas Ltd.	158,235	4,888,351
Adani Transmission Ltd.(a)	160,830	4,238,122
Ambuja Cements Ltd.	345,075	1,634,580
Apollo Hospitals Enterprise Ltd.	59,076	3,015,891
Asian Paints Ltd.	219,605	8,026,498
AU Small Finance Bank Ltd.(a)(b)	41,740	672,770
Aurobindo Pharma Ltd.	153,201	1,045,534
Avenue Supermarts Ltd.(a)(b)	93,119	4,744,831
Axis Bank Ltd.(a)	1,213,580	10,649,592
Bajaj Auto Ltd.	41,280	2,043,553
Bajaj Finance Ltd.	155,051	12,057,145
Bajaj Finserv Ltd.	22,340	3,697,707
Balkrishna Industries Ltd.	44,880	1,343,191
Bandhan Bank Ltd.(b)	289,400	1,205,824
Berger Paints India Ltd.	149,748	1,177,785
Bharat Electronics Ltd.	717,379	2,162,778
Bharat Forge Ltd.	144,231	1,301,496
Bharat Petroleum Corp. Ltd.	516,244	2,163,252
Bharti Airtel Ltd.(a)	1,255,762	11,288,264
Biocon Ltd.(a)	260,201	1,115,474
Britannia Industries Ltd.	63,751	2,979,650
Cholamandalam Investment and Finance Co. Ltd.	247,793	2,156,730
Cipla Ltd.	285,814	3,648,558

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Coal India Ltd.	922,662	$2,294,030
Colgate-Palmolive India Ltd.	70,190	1,466,816
Container Corp. of India Ltd.	157,756	1,318,053
Dabur India Ltd.	366,389	2,444,530
Divi's Laboratories Ltd.	76,563	3,529,155
DLF Ltd.	369,729	1,634,085
Dr. Reddy's Laboratories Ltd.	69,055	3,869,398
Eicher Motors Ltd.	79,384	2,829,392
GAIL India Ltd.	875,075	1,657,256
Godrej Consumer Products Ltd.(a)	220,951	2,181,655
Godrej Properties Ltd.(a)	73,732	1,325,647
Grasim Industries Ltd.	157,221	2,875,555
Havells India Ltd.	153,829	2,370,251
HCL Technologies Ltd.	621,431	8,287,161
HDFC Life Insurance Co. Ltd.(b)	526,042	4,042,896
Hero MotoCorp Ltd.	63,656	2,259,890
Hindalco Industries Ltd.	776,244	4,221,112
Hindustan Petroleum Corp. Ltd.	373,443	1,094,047
Hindustan Unilever Ltd.	470,109	14,153,895
Housing Development Finance Corp. Ltd.	981,309	28,886,556
ICICI Bank Ltd.	2,725,482	26,247,349
ICICI Lombard General Insurance Co. Ltd.(b)	108,829	1,769,236
ICICI Prudential Life Insurance Co. Ltd.(b)	152,874	1,019,774
Indian Oil Corp. Ltd.	1,074,248	1,603,027
Indian Railway Catering & Tourism Corp. Ltd.	144,127	1,275,419
Indraprastha Gas Ltd.	174,501	845,830
Indus Towers Ltd.	419,765	1,084,237
Info Edge India Ltd.	41,022	2,190,703
Infosys Ltd.	1,917,685	37,005,523
InterGlobe Aviation Ltd.(a)(b)	57,783	1,358,956
ITC Ltd.	1,713,266	5,950,150
Jindal Steel & Power Ltd.	216,102	1,051,753
JSW Steel Ltd.	418,170	2,962,704
Jubilant Foodworks Ltd.	240,515	1,699,589
Kotak Mahindra Bank Ltd.	316,519	7,464,796
Larsen & Toubro Infotech Ltd.(b)	31,283	1,705,579
Larsen & Toubro Ltd.	394,076	8,344,635
Lupin Ltd.	132,925	1,057,334
Mahindra & Mahindra Ltd.	510,634	6,756,406
Marico Ltd.	298,961	2,046,925
Maruti Suzuki India Ltd.	69,210	7,052,671
Mindtree Ltd.	38,767	1,515,970
Mphasis Ltd.	50,146	1,668,959
MRF Ltd.	1,007	1,005,717
Muthoot Finance Ltd.	73,526	1,077,919
Nestle India Ltd.	19,360	4,396,726
NTPC Ltd.	2,233,276	4,479,693
Oil & Natural Gas Corp. Ltd.	1,399,258	2,728,825
Page Industries Ltd.	3,251	1,885,702
Petronet LNG Ltd.	474,213	1,384,764
PI Industries Ltd.	44,045	1,559,933
Pidilite Industries Ltd.	85,796	2,470,104
Piramal Enterprises Ltd.	66,060	1,604,228
Power Grid Corp. of India Ltd.	1,823,794	5,447,070
Reliance Industries Ltd.	1,734,139	58,420,471
Samvardhana Motherson International Ltd.	763,893	1,277,604
SBI Cards & Payment Services Ltd.	137,031	1,371,243
SBI Life Insurance Co. Ltd.(b)	264,689	3,974,352
Shree Cement Ltd.	6,512	1,846,250
Shriram Transport Finance Co. Ltd.	119,274	1,795,848
Security	Shares	Value

India (continued)
Siemens Ltd.	42,561	$1,328,697
SRF Ltd.	87,905	2,771,586
State Bank of India.	1,009,178	6,035,707
Sun Pharmaceutical Industries Ltd.	550,868	6,092,434
Tata Consultancy Services Ltd.	527,430	22,743,704
Tata Consumer Products Ltd.	319,933	3,116,889
Tata Elxsi Ltd.	16,675	1,800,123
Tata Motors Ltd.(a)	953,550	5,427,261
Tata Power Co. Ltd. (The)	859,039	2,586,869
Tata Steel Ltd.	419,564	5,698,635
Tech Mahindra Ltd.	334,912	5,063,605
Titan Co. Ltd.	208,072	5,914,042
Torrent Pharmaceuticals Ltd.	28,461	1,035,147
Trent Ltd.	110,598	1,594,109
UltraTech Cement Ltd.	58,095	4,527,684
United Spirits Ltd.(a)	168,304	1,747,412
UPL Ltd.	296,897	2,973,441
Vedanta Ltd.	429,424	1,778,060
Wipro Ltd.	785,245	4,772,148
Yes Bank Ltd.(a)	6,256,127	1,055,616
Zomato Ltd.(a)	944,945	903,805
		504,124,291
Indonesia — 2.8%
Adaro Energy Indonesia Tbk PT	8,103,000	1,818,609
Adaro Minerals Indonesia Tbk PT(a)	4,735,000	724,165
Aneka Tambang Tbk	5,070,900	869,583
Astra International Tbk PT	11,575,100	5,822,578
Bank Central Asia Tbk PT	31,698,800	16,771,869
Bank Jago Tbk PT(a)	2,466,600	1,582,473
Bank Mandiri Persero Tbk PT	10,925,800	6,374,397
Bank Negara Indonesia Persero Tbk PT	4,433,900	2,785,653
Bank Rakyat Indonesia Persero Tbk PT	39,309,371	12,452,266
Barito Pacific Tbk PT	16,811,100	961,546
Charoen Pokphand Indonesia Tbk PT	4,443,700	1,646,082
Gudang Garam Tbk PT	289,800	626,068
Indah Kiat Pulp & Paper Tbk PT	1,688,600	954,839
Indocement Tunggal Prakarsa Tbk PT	30,700	20,460
Indofood CBP Sukses Makmur Tbk PT	1,399,800	822,106
Indofood Sukses Makmur Tbk PT	2,489,700	1,125,196
Kalbe Farma Tbk PT	11,903,300	1,366,840
Merdeka Copper Gold Tbk PT(a)	7,246,659	2,699,434
Sarana Menara Nusantara Tbk PT	13,415,300	919,621
Semen Indonesia Persero Tbk PT	1,827,400	913,568
Sumber Alfaria Trijaya Tbk PT	9,359,000	1,168,190
Telkom Indonesia Persero Tbk PT	28,346,500	8,368,782
Tower Bersama Infrastructure Tbk PT	4,625,300	933,316
Unilever Indonesia Tbk PT	4,595,000	1,488,595
United Tractors Tbk PT	1,014,600	2,183,180
Vale Indonesia Tbk PT	1,409,800	795,254
		76,194,670
Kuwait — 1.2%
Agility Public Warehousing Co. KSC	731,216	2,738,972
Boubyan Bank KSCP	756,809	2,006,953
Gulf Bank KSCP	847,528	863,582
Kuwait Finance House KSCP	2,962,062	8,686,232
Mabanee Co. KPSC	320,550	876,918
Mobile Telecommunications Co. KSCP	1,237,306	2,544,591
National Bank of Kuwait SAKP	4,124,468	13,962,186
		31,679,434

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia — 2.1%
AMMB Holdings Bhd(a)(c)	1,175,200	$974,664
Axiata Group Bhd	1,596,000	1,169,912
CIMB Group Holdings Bhd	3,832,400	4,499,544
Dialog Group Bhd	2,129,100	1,178,809
DiGi.Com Bhd	1,803,500	1,452,751
Fraser & Neave Holdings Bhd	8,400	37,257
Genting Bhd	1,340,000	1,452,962
Genting Malaysia Bhd.	1,865,300	1,275,300
HAP Seng Consolidated Bhd(c)	276,100	523,382
Hartalega Holdings Bhd	1,027,100	985,228
Hong Leong Bank Bhd	373,700	1,796,332
Hong Leong Financial Group Bhd	128,700	593,163
IHH Healthcare Bhd	1,104,900	1,688,743
Inari Amertron Bhd	1,861,400	1,189,396
IOI Corp. Bhd	1,593,600	1,565,029
Kuala Lumpur Kepong Bhd	259,400	1,514,277
Malayan Banking Bhd.	2,649,800	5,503,059
Malaysia Airports Holdings Bhd(a)	380,344	569,976
Maxis Bhd	1,359,900	1,177,316
MISC Bhd	849,300	1,390,769
MR DIY Group M Bhd(b)	832,900	618,231
Nestle Malaysia Bhd	36,800	1,132,954
Petronas Chemicals Group Bhd	1,399,800	3,277,683
Petronas Dagangan Bhd	154,100	794,198
Petronas Gas Bhd	397,600	1,569,741
PPB Group Bhd.	347,240	1,318,061
Press Metal Aluminium Holdings Bhd	1,950,700	2,464,881
Public Bank Bhd	7,783,500	8,407,515
QL Resources Bhd	400,900	469,708
RHB Bank Bhd	839,800	1,163,451
Sime Darby Bhd	1,577,300	788,617
Sime Darby Plantation Bhd	1,024,200	1,174,577
Telekom Malaysia Bhd	743,000	909,736
Tenaga Nasional Bhd	1,485,200	3,103,707
Top Glove Corp. Bhd	3,173,700	1,014,772
Westports Holdings Bhd	7,700	6,065
		58,751,766
Mexico — 3.2%
Alfa SAB de CV, Class A	1,796,200	1,379,972
America Movil SAB de CV, Series L, NVS	16,075,100	16,997,679
Arca Continental SAB de CV	247,200	1,680,490
Cemex SAB de CV, NVS(a)	8,717,000	4,101,492
Coca-Cola Femsa SAB de CV	301,300	1,804,845
Fibra Uno Administracion SA de CV	1,901,300	2,007,521
Fomento Economico Mexicano SAB de CV	1,110,600	8,319,695
Gruma SAB de CV, Class B(c)	128,555	1,527,597
Grupo Aeroportuario del Pacifico SAB de CV, Class B	210,900	3,166,206
Grupo Aeroportuario del Sureste SAB de CV, Class B	111,985	2,446,480
Grupo Bimbo SAB de CV, Series A(c)	774,000	2,545,326
Grupo Carso SAB de CV, Series A1	233,700	962,919
Grupo Financiero Banorte SAB de CV, Class O	1,498,200	9,712,931
Grupo Financiero Inbursa SAB de CV, Class O(a)	1,287,700	2,623,099
Grupo Mexico SAB de CV, Series B	1,778,700	8,785,723
Grupo Televisa SAB, CPO	1,414,400	2,894,847
Industrias Penoles SAB de CV	86,725	1,019,918
Kimberly-Clark de Mexico SAB de CV, Class A	927,200	1,435,522
Operadora de Sites Mexicanos SA de CV(c)	768,300	1,017,347
Orbia Advance Corp. SAB de CV	628,600	1,688,042
Security	Shares	Value

Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	144,575	$992,973
Wal-Mart de Mexico SAB de CV(c)	2,982,000	11,026,150
		88,136,774
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	127,460	1,088,509
Credicorp Ltd.	38,766	5,441,971
Southern Copper Corp.	48,462	2,993,982
		9,524,462
Philippines — 1.1%
Aboitiz Equity Ventures Inc.	978,270	989,708
AC Energy Corp.	5,182,120	705,963
Ayala Corp.	143,850	1,911,550
Ayala Land Inc.	4,288,100	2,419,006
Bank of the Philippine Islands	989,740	1,867,541
BDO Unibank Inc.	1,146,260	2,916,094
Converge Information and Communications Technology Solutions Inc.(a)	1,305,600	660,433
Globe Telecom Inc.	14,650	677,481
GT Capital Holdings Inc.	59,064	565,569
International Container Terminal Services Inc.	566,550	2,345,046
JG Summit Holdings Inc.	1,875,890	1,946,191
Jollibee Foods Corp.	278,910	1,114,445
Manila Electric Co.	99,170	706,277
Metro Pacific Investments Corp.	6,583,600	462,011
Metropolitan Bank & Trust Co.	1,126,817	1,180,672
Monde Nissin Corp.(a)(b)	2,748,500	776,479
PLDT Inc.	44,375	1,609,401
SM Investments Corp.	139,605	2,284,969
SM Prime Holdings Inc.	6,642,600	4,672,948
Universal Robina Corp.	432,690	890,788
		30,702,572
Poland — 1.0%
Allegro.eu SA (a)(b)(c)	203,322	1,191,618
Bank Polska Kasa Opieki SA	111,373	2,430,734
CD Projekt SA	42,522	1,082,036
Cyfrowy Polsat SA	161,512	849,056
Dino Polska SA(a)(b)	29,296	2,047,964
KGHM Polska Miedz SA	80,475	2,741,128
LPP SA	591	1,420,420
mBank SA(a)(c)	9,086	592,263
Orange Polska SA(a)	411,024	604,581
PGE Polska Grupa Energetyczna SA(a)	491,107	1,161,282
Polski Koncern Naftowy ORLEN SA	179,921	3,105,455
Polskie Gornictwo Naftowe i Gazownictwo SA	1,045,218	1,465,031
Powszechna Kasa Oszczednosci Bank Polski SA(a)	517,030	3,861,853
Powszechny Zaklad Ubezpieczen SA	361,029	2,736,982
Santander Bank Polska SA	22,787	1,374,022
		26,664,425
Qatar — 1.5%
Barwa Real Estate Co.	806,382	746,127
Commercial Bank PSQC (The)	1,133,975	2,192,347
Industries Qatar QSC	888,247	4,450,825
Masraf Al Rayan QSC	3,014,302	3,875,586
Mesaieed Petrochemical Holding Co.	2,659,954	1,973,483
Ooredoo QPSC.	458,852	930,331
Qatar Electricity & Water Co. QSC	275,289	1,266,303
Qatar Fuel QSC	260,481	1,226,716
Qatar Gas Transport Co. Ltd.	1,407,683	1,442,254

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar International Islamic Bank QSC	374,468	$1,086,826
Qatar Islamic Bank SAQ	941,813	5,969,737
Qatar National Bank QPSC	2,638,206	15,551,297
		40,711,832
Romania — 0.1%
NEPI Rockcastle S.A.	253,877	1,593,816

Russia — 0.0%
Alrosa PJSC(d)	1,271,273	203
Gazprom PJSC(d)	5,613,440	895
Inter RAO UES PJSC(d)	19,580,300	3,120
LUKOIL PJSC(d)	197,285	32
Magnit PJSC, GDR(d)	133,326	4
MMC Norilsk Nickel PJSC(d)	29,789	5
Mobile TeleSystems PJSC, ADR(d)	209,440	2,094
Moscow Exchange MICEX-RTS PJSC(a)(d)	631,870	101
Novatek PJSC, GDR(d)	43,315	433
Novolipetsk Steel PJSC(d)	785,210	125
Ozon Holdings PLC, GDR(a)(d)	539	—
PhosAgro PJSC(d)	433	—
PhosAgro PJSC, GDR(d)	67,234	668
Polymetal International PLC(d)	137,561	22
Polyus PJSC(d)	13,397	2
Rosneft Oil Co. PJSC(d)	532,936	85
Sberbank of Russia PJSC(a)(d)	4,933,827	786
Severstal PAO(d)	109,143	17
Surgutneftegas PJSC(d)	3,671,000	585
Tatneft PJSC(d)	685,605	109
TCS Group Holding PLC, GDR(a)(d)	58,085	9
United Co. RUSAL International PJSC(a)(d)	1,500,930	239
VK Co. Ltd.(a)(d)	873	—
VTB Bank PJSC(d)	1,160,968,000	185
X5 Retail Group NV, GDR(d)	67,732	11
Yandex NV(a)(d)	149,219	24
		9,754
Saudi Arabia — 6.5%
Abdullah Al Othaim Markets Co.	18,473	544,758
ACWA Power Co.(a)	38,332	1,596,443
Advanced Petrochemical Co.	75,864	1,183,177
Al Rajhi Bank	1,120,532	29,477,338
Alinma Bank.	544,235	5,577,712
Almarai Co. JSC	145,234	2,122,407
Arab National Bank	348,343	2,906,374
Bank AlBilad(a)	288,686	3,852,382
Bank Al-Jazira	224,869	1,718,763
Banque Saudi Fransi	348,204	4,988,297
Bupa Arabia for Cooperative Insurance Co.	36,731	1,543,376
Co. for Cooperative Insurance (The)	1,736	27,616
Dar Al Arkan Real Estate Development Co.(a)	278,263	912,812
Dr Sulaiman Al Habib Medical Services Group Co.	49,130	2,800,582
Elm Co.	10,168	707,598
Emaar Economic City(a)	238,820	709,373
Etihad Etisalat Co.	219,982	2,302,989
Jarir Marketing Co.	35,637	1,539,616
Mobile Telecommunications Co.(a)	226,714	806,273
Mouwasat Medical Services Co.	29,219	1,701,496
National Industrialization Co.(a)	188,738	921,910
Rabigh Refining & Petrochemical Co.(a)	131,846	951,244
Riyad Bank	775,819	7,936,673
SABIC Agri-Nutrients Co.	123,042	4,819,006
Security	Shares	Value

Saudi Arabia (continued)
Sahara International Petrochemical Co.	209,444	$2,988,201
Saudi Arabian Mining Co.(a)	460,930	7,987,213
Saudi Arabian Oil Co.(b)	1,381,702	15,429,892
Saudi Basic Industries Corp.	513,530	15,688,827
Saudi British Bank (The)	530,883	5,897,863
Saudi Electricity Co.	486,351	3,148,623
Saudi Industrial Investment Group	216,543	1,760,293
Saudi Investment Bank (The).	246,536	1,472,445
Saudi Kayan Petrochemical Co.(a)	423,577	1,957,720
Saudi National Bank (The)	1,255,964	24,281,953
Saudi Research & Media Group(a)	21,176	1,404,766
Saudi Tadawul Group Holding Co.	19,066	1,185,493
Saudi Telecom Co.	343,145	9,403,086
Savola Group (The)	158,838	1,592,937
Yanbu National Petrochemical Co.	149,175	2,162,480
		178,010,007
South Africa — 5.4%
Absa Group Ltd.	466,784	5,483,611
African Rainbow Minerals Ltd.	54,919	914,828
Anglo American Platinum Ltd.	31,137	3,407,669
AngloGold Ashanti Ltd.	242,806	4,182,711
Aspen Pharmacare Holdings Ltd.	227,856	2,350,320
Bid Corp. Ltd.	193,878	4,153,002
Bidvest Group Ltd. (The)	165,363	2,305,965
Capitec Bank Holdings Ltd.	49,915	7,181,590
Clicks Group Ltd.	142,299	2,769,526
Discovery Ltd.(a)	291,523	2,710,859
Exxaro Resources Ltd.	148,563	2,107,028
FirstRand Ltd.	2,876,160	13,316,009
Foschini Group Ltd. (The)	191,627	1,735,377
Gold Fields Ltd.	512,945	4,911,857
Growthpoint Properties Ltd.	1,981,287	1,823,766
Harmony Gold Mining Co. Ltd.	329,140	1,109,042
Impala Platinum Holdings Ltd.	474,470	6,468,859
Kumba Iron Ore Ltd.	35,814	1,348,667
Mr. Price Group Ltd.	153,984	2,038,896
MTN Group Ltd.	969,721	10,452,672
MultiChoice Group	223,197	1,908,847
Naspers Ltd., Class N	124,959	13,611,903
Nedbank Group Ltd.	267,883	4,060,692
Northam Platinum Holdings Ltd.(a)	201,113	2,416,891
Old Mutual Ltd.	2,869,994	2,343,794
Pepkor Holdings Ltd.(b)	781,585	1,091,658
Reinet Investments SCA	79,753	1,618,537
Remgro Ltd.	306,524	2,949,684
Sanlam Ltd.	1,025,104	4,422,396
Sasol Ltd.(a)	326,532	8,539,994
Shoprite Holdings Ltd.	289,515	3,985,341
Sibanye Stillwater Ltd.	1,562,039	5,058,346
SPAR Group Ltd. (The).	113,499	1,112,299
Standard Bank Group Ltd.	759,400	8,676,292
Vodacom Group Ltd.	367,838	3,454,156
Woolworths Holdings Ltd	593,843	2,113,255
		148,136,339
South Korea — 17.4%
Alteogen Inc.(a)(c)	15,758	730,756
Amorepacific Corp.(c)	16,962	2,234,543
AMOREPACIFIC Group	18,841	699,258
BGF retail Co. Ltd.	4,867	719,082

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Celltrion Healthcare Co. Ltd.	51,189	$2,548,609
Celltrion Inc.	57,000	7,370,310
Celltrion Pharm Inc.(a)	10,060	662,329
Cheil Worldwide Inc.	38,540	807,644
CJ CheilJedang Corp.	5,120	1,622,042
CJ Corp.	8,229	565,819
CJ ENM Co. Ltd.	6,389	611,627
CJ Logistics Corp.(a)	5,442	568,076
Coway Co. Ltd.	33,895	1,950,310
DB Insurance Co. Ltd.	27,511	1,438,808
Doosan Bobcat Inc.	31,067	949,515
Doosan Enerbility Co. Ltd.(a)	231,118	3,855,037
Ecopro BM Co. Ltd.	6,487	2,638,189
E-MART Inc.	11,596	1,082,437
F&F Co. Ltd./New	9,016	1,057,231
Green Cross Corp.	3,450	533,979
GS Engineering & Construction Corp.	37,718	1,208,514
GS Holdings Corp.	21,222	775,746
Hana Financial Group Inc.	166,274	6,649,845
Hankook Tire & Technology Co. Ltd.	45,882	1,316,309
Hanmi Pharm Co. Ltd.	4,220	1,052,143
Hanon Systems	111,762	1,029,147
Hanwha Solutions Corp.(a)	66,670	2,093,071
HD Hyundai Co. Ltd.	29,756	1,498,479
HLB Inc.(a)(c)	55,072	2,014,330
HMM Co. Ltd.	157,647	4,121,315
Hotel Shilla Co. Ltd.	18,534	1,162,801
HYBE Co. Ltd.(a)	9,763	1,815,296
Hyundai Engineering & Construction Co. Ltd.	45,959	1,601,928
Hyundai Glovis Co. Ltd.	11,205	1,911,950
Hyundai Heavy Industries Co. Ltd.(a)	9,403	904,427
Hyundai Mobis Co. Ltd.	35,331	6,206,140
Hyundai Motor Co.	79,594	12,128,528
Hyundai Steel Co.	52,782	1,751,450
Iljin Materials Co. Ltd.	13,833	1,003,258
Industrial Bank of Korea	133,930	1,217,891
Kakao Corp.	179,640	12,269,281
Kakao Games Corp.(a)(c)	17,791	892,464
KakaoBank Corp.(a)	62,120	2,030,556
Kangwon Land Inc.(a)	53,004	1,201,359
KB Financial Group Inc.	226,582	11,073,849
Kia Corp.	150,677	10,394,615
Korea Aerospace Industries Ltd.	41,753	1,767,561
Korea Electric Power Corp.(a)	150,220	2,830,500
Korea Investment Holdings Co. Ltd.	25,681	1,480,274
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	22,912	1,687,272
Korea Zinc Co. Ltd.	5,100	2,442,064
Korean Air Lines Co. Ltd.(a)	103,300	2,423,247
Krafton Inc.(a)	13,105	2,726,582
KT&G Corp.	63,175	4,334,803
Kumho Petrochemical Co. Ltd.	10,944	1,410,441
L&F Co. Ltd.(a)	13,365	2,798,640
LG Chem Ltd.	28,229	13,268,461
LG Corp.	51,208	3,302,833
LG Display Co. Ltd.	139,219	1,947,559
LG Electronics Inc.	61,096	5,153,199
LG Energy Solution(a)(c)	12,324	4,421,757
LG Household & Health Care Ltd.	5,550	3,277,613
LG Innotek Co. Ltd.	8,410	2,598,922
Security	Shares	Value

South Korea (continued)
LG Uplus Corp.	129,014	$1,442,338
Lotte Chemical Corp.	10,487	1,726,894
Lotte Shopping Co. Ltd.	6,262	512,152
Meritz Financial Group Inc.	19,893	524,520
Meritz Fire & Marine Insurance Co. Ltd.	25,191	785,374
Meritz Securities Co. Ltd.(c)	147,243	721,523
Mirae Asset Securities Co. Ltd.	174,592	1,146,056
NAVER Corp.	75,160	17,403,259
NCSoft Corp.	9,595	3,512,775
Netmarble Corp.(b)	12,563	842,601
NH Investment & Securities Co. Ltd.	103,139	897,608
Orion Corp./Republic of Korea.	14,937	1,171,854
Pan Ocean Co. Ltd.	161,159	985,935
Pearl Abyss Corp.(a)	17,587	894,751
POSCO Chemical Co. Ltd.	15,689	1,646,489
POSCO Holdings Inc.	44,823	10,418,633
S-1 Corp.	5,434	314,958
Samsung Biologics Co. Ltd.(a)(b)	10,215	6,971,399
Samsung C&T Corp.	48,670	4,738,926
Samsung Electro-Mechanics Co. Ltd.	32,259	4,008,318
Samsung Electronics Co. Ltd.	2,721,030	147,964,008
Samsung Engineering Co. Ltd.(a)	93,794	1,854,372
Samsung Fire & Marine Insurance Co. Ltd.	17,997	2,883,087
Samsung Heavy Industries Co. Ltd.(a)	375,961	1,796,670
Samsung Life Insurance Co. Ltd.	42,860	2,352,388
Samsung SDI Co. Ltd.	31,619	14,621,890
Samsung SDS Co. Ltd.	21,098	2,522,845
Samsung Securities Co. Ltd.	37,943	1,211,142
SD Biosensor Inc.	21,559	868,825
Seegene Inc.	21,831	782,974
Shinhan Financial Group Co. Ltd.	259,685	9,039,939
SK Biopharmaceuticals Co. Ltd.(a)	15,853	1,107,984
SK Bioscience Co. Ltd.(a)	13,626	1,486,971
SK Chemicals Co. Ltd.	6,731	698,810
SK Hynix Inc.	313,822	27,199,966
SK IE Technology Co. Ltd.(a)(b)	14,331	1,455,069
SK Inc.	21,280	4,245,933
SK Innovation Co. Ltd.(a)	30,523	5,287,945
SK Square Co. Ltd.(a)	55,523	2,107,034
SK Telecom Co. Ltd.	10,519	484,353
SKC Co. Ltd.	11,956	1,544,607
S-Oil Corp.	27,265	2,516,357
Woori Financial Group Inc.	290,635	3,500,460
Yuhan Corp.	31,143	1,516,011
		479,558,024
Taiwan — 22.5%
Accton Technology Corp.	263,000	2,081,284
Acer Inc.	1,620,000	1,613,548
Advantech Co. Ltd.	225,299	2,780,376
Airtac International Group	71,439	2,325,388
ASE Technology Holding Co. Ltd.	1,817,000	6,469,146
Asia Cement Corp.	1,205,000	1,837,317
ASMedia Technology Inc.	14,000	651,413
Asustek Computer Inc.	377,000	4,413,919
AU Optronics Corp.	4,847,000	2,976,734
Catcher Technology Co. Ltd.	357,000	2,009,365
Cathay Financial Holding Co. Ltd.	4,480,063	8,545,316
Chailease Holding Co. Ltd.	716,939	5,516,534
Chang Hwa Commercial Bank Ltd.	2,439,974	1,518,613
Cheng Shin Rubber Industry Co. Ltd.	1,038,000	1,266,851

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China Airlines Ltd.(a)	1,461,000	$1,364,103
China Development Financial Holding Corp.	8,778,920	4,867,783
China Steel Corp.	6,861,000	8,155,669
Chunghwa Telecom Co. Ltd.	2,172,000	9,439,738
Compal Electronics Inc.	2,427,000	1,917,025
CTBC Financial Holding Co. Ltd.	10,016,000	9,301,159
Delta Electronics Inc.	1,093,000	8,993,421
E Ink Holdings Inc.	446,000	3,101,927
E.Sun Financial Holding Co. Ltd.	6,938,772	7,271,666
Eclat Textile Co. Ltd.	101,000	1,718,022
eMemory Technology Inc.	34,000	1,784,777
Eva Airways Corp.(a)	1,340,000	1,574,298
Evergreen Marine Corp. Taiwan Ltd.	1,416,000	6,782,088
Far Eastern New Century Corp.	1,644,000	1,722,464
Far EasTone Telecommunications Co. Ltd.	867,000	2,373,535
Feng TAY Enterprise Co. Ltd.	223,000	1,444,324
First Financial Holding Co. Ltd.	5,990,457	5,619,816
Formosa Chemicals & Fibre Corp.	2,058,000	5,797,049
Formosa Petrochemical Corp.	606,000	2,015,320
Formosa Plastics Corp.	2,333,000	8,413,318
Fubon Financial Holding Co. Ltd.	4,096,230	8,982,090
Giant Manufacturing Co. Ltd.	160,000	1,442,942
Globalwafers Co. Ltd.	111,000	2,381,658
Hon Hai Precision Industry Co. Ltd.	7,114,200	27,584,023
Hotai Motor Co. Ltd.	152,600	3,302,105
Hua Nan Financial Holdings Co. Ltd.	4,903,035	3,999,394
Innolux Corp.	5,658,000	2,698,143
Inventec Corp.	1,524,000	1,347,411
Largan Precision Co. Ltd.	52,000	2,975,984
Lite-On Technology Corp.	1,189,000	2,572,218
MediaTek Inc.	841,000	26,004,670
Mega Financial Holding Co. Ltd.	6,295,000	8,362,829
Micro-Star International Co. Ltd.	343,000	1,581,441
momo.com Inc.	22,000	627,902
Nan Ya Plastics Corp.	2,745,000	8,029,361
Nan Ya Printed Circuit Board Corp.	117,000	1,567,821
Nanya Technology Corp.	705,000	1,608,952
Nien Made Enterprise Co. Ltd.	76,000	821,725
Novatek Microelectronics Corp.	304,000	4,211,091
Parade Technologies Ltd.	40,000	2,063,175
Pegatron Corp.	1,143,000	2,727,741
Pou Chen Corp.	1,173,000	1,258,884
Powerchip Semiconductor Manufacturing Corp.	1,406,000	2,799,890
President Chain Store Corp.	298,000	2,820,305
Quanta Computer Inc.	1,529,000	4,172,315
Realtek Semiconductor Corp.	239,000	3,627,447
Ruentex Development Co. Ltd.	595,400	1,573,211
Shanghai Commercial & Savings Bank Ltd. (The)	2,123,437	3,684,556
Shin Kong Financial Holding Co. Ltd.	6,950,897	2,208,059
Silergy Corp.	42,000	4,316,275
SinoPac Financial Holdings Co. Ltd.	5,846,259	3,637,726
Synnex Technology International Corp.	718,000	1,727,561
Taishin Financial Holding Co. Ltd.	5,912,886	3,635,961
Taiwan Cement Corp.	3,132,983	4,589,511
Taiwan Cooperative Financial Holding Co. Ltd.	5,496,831	5,304,012
Taiwan High Speed Rail Corp.	1,076,000	1,023,799
Taiwan Mobile Co. Ltd.	955,000	3,548,720
Taiwan Semiconductor Manufacturing Co. Ltd.	14,033,000	265,377,011
Unimicron Technology Corp.	701,000	5,145,070
Uni-President Enterprises Corp.	2,742,000	6,344,738
Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp.	6,786,000	$11,957,695
Vanguard International Semiconductor Corp.	517,000	1,896,358
Voltronic Power Technology Corp.	32,000	1,617,261
Walsin Lihwa Corp.	1,272,000	2,064,124
Wan Hai Lines Ltd.	321,100	1,718,709
Win Semiconductors Corp.	175,000	1,351,288
Winbond Electronics Corp.	1,719,000	1,716,049
Wiwynn Corp.	42,000	1,323,181
WPG Holdings Ltd.	866,520	1,571,507
Yageo Corp.	220,000	3,043,014
Yang Ming Marine Transport Corp.(a)	955,000	4,055,656
Yuanta Financial Holding Co. Ltd.	5,633,320	4,702,252
Zhen Ding Technology Holding Ltd.	324,000	1,339,587
		617,707,714
Thailand — 2.8%
Advanced Info Service PCL, NVDR	672,800	4,261,969
Airports of Thailand PCL, NVDR(a)	2,455,300	5,002,081
Asset World Corp. PCL, NVDR	5,108,600	761,383
B Grimm Power PCL, NVDR(c)	499,000	502,034
Bangkok Commercial Asset Management PCL, NVDR(c)	1,149,300	627,492
Bangkok Dusit Medical Services PCL, NVDR	5,945,800	4,472,978
Bangkok Expressway & Metro PCL, NVDR	4,696,700	1,254,332
Berli Jucker PCL, NVDR	737,000	780,001
BTS Group Holdings PCL, NVDR	4,982,600	1,294,476
Bumrungrad Hospital PCL, NVDR	281,600	1,435,939
Carabao Group PCL, NVDR(c)	155,800	501,992
Central Pattana PCL, NVDR(c)	1,234,200	2,314,238
Central Retail Corp. PCL, NVDR	1,089,700	1,209,207
Charoen Pokphand Foods PCL, NVDR	2,373,500	1,799,794
CP ALL PCL, NVDR	3,370,500	6,519,404
Delta Electronics Thailand PCL, NVDR(c)	169,800	1,706,678
Electricity Generating PCL, NVDR	110,400	580,128
Energy Absolute PCL, NVDR(c)	868,200	2,272,017
Global Power Synergy PCL, NVDR	386,300	751,705
Gulf Energy Development PCL, NVDR	1,752,600	2,480,907
Home Product Center PCL, NVDR.	3,606,800	1,565,451
Indorama Ventures PCL, NVDR	995,000	1,427,549
Intouch Holdings PCL, NVDR.	679,650	1,419,989
JMT Network Services PCL, NVDR	370,000	837,960
Krung Thai Bank PCL, NVDR	2,087,000	920,253
Krungthai Card PCL, NVDR	534,000	954,371
Land & Houses PCL, NVDR	4,432,100	1,159,004
Minor International PCL, NVDR(a)	1,910,800	1,951,956
Muangthai Capital PCL, NVDR	473,000	679,413
Osotspa PCL, NVDR.	742,900	753,133
PTT Exploration & Production PCL, NVDR	772,900	3,805,315
PTT Global Chemical PCL, NVDR	1,335,400	1,878,775
PTT Oil & Retail Business PCL, NVDR	1,741,500	1,408,525
PTT Public Company Ltd., NVDR	5,801,000	6,459,736
Ratch Group PCL, NVDR(c)	520,800	635,801
SCB X PCL, NVS	435,800	1,439,082
SCG Packaging PCL, NVDR(c)	768,800	1,273,491
Siam Cement PCL (The), NVDR	443,400	4,811,958
Srisawad Corp. PCL, NVDR(c)	465,200	753,241
Thai Oil PCL, NVDR	721,700	1,211,780
Thai Union Group PCL, NVDR	1,757,000	882,102
True Corp. PCL, NVDR	6,841,700	878,301
		77,635,941

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey — 0.4%
Akbank TAS	1,798,436	$916,582
Aselsan Elektronik Sanayi Ve Ticaret AS	429,044	638,992
BIM Birlesik Magazalar AS	257,975	1,297,483
Eregli Demir ve Celik Fabrikalari TAS	761,100	1,583,608
Ford Otomotiv Sanayi AS	42,838	805,020
Haci Omer Sabanci Holding AS	583,641	755,025
KOC Holding AS	470,152	1,151,087
Turk Hava Yollari AO(a)	315,133	958,660
Turkcell Iletisim Hizmetleri AS	698,786	823,893
Turkiye Is Bankasi AS, Class C(c)	819,604	540,039
Turkiye Petrol Rafinerileri AS(a)	69,407	1,126,044
Turkiye Sise ve Cam Fabrikalari AS	687,030	878,721
		11,475,154
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	1,561,319	4,246,126
Abu Dhabi Islamic Bank PJSC.	833,487	1,890,341
Abu Dhabi National Oil Co. for Distribution PJSC	1,783,278	2,034,059
Aldar Properties PJSC	2,299,263	3,310,474
Dubai Islamic Bank PJSC	1,673,483	2,710,508
Emaar Properties PJSC	2,184,848	3,393,067
Emirates NBD Bank PJSC	1,079,492	3,864,267
Emirates Telecommunications Group Co. PJSC	1,980,382	16,345,228
First Abu Dhabi Bank PJSC	2,528,681	14,772,778
		52,566,848
Total Common Stocks — 95.9%
(Cost: $2,837,707,067)		2,639,056,008

Preferred Stocks

Brazil — 2.2%
Banco Bradesco SA, Preference Shares, NVS	3,041,889	13,121,110
Braskem SA, Class A, Preference Shares, NVS	111,671	1,045,620
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	147,676	1,293,569
Cia. Energetica de Minas Gerais, Preference Shares, NVS	821,501	2,013,758
Gerdau SA, Preference Shares, NVS	658,847	4,043,843
Itau Unibanco Holding SA, Preference Shares, NVS	2,786,020	15,335,406
Itausa SA, Preference Shares, NVS	2,627,464	5,301,865
Petroleo Brasileiro SA, Preference Shares, NVS	2,717,718	17,189,636
		59,344,807
Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	79,134	8,452,629

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	259,857	2,915,637
Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	3,036,700	$484

South Korea — 1.0%
Hyundai Motor Co.
Preference Shares, NVS	10,709	803,917
Series 2, Preference Shares, NVS	21,648	1,604,168
LG Chem Ltd., Preference Shares, NVS	4,010	941,809
LG Household & Health Care Ltd., Preference Shares, NVS	637	207,448
Samsung Electronics Co. Ltd., Preference Shares, NVS	470,884	23,097,454
		26,654,796
Total Preferred Stocks — 3.6%
(Cost: $92,190,159)		97,368,353

Rights

South Korea — 0.0%
Ecopro BM Co. Ltd. (Expires 06/22/17)(a)	336	41,959

Total Rights — 0.0%
(Cost: $0)		41,959

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	12,619,168	12,619,168

Total Short-Term Securities — 0.4%
(Cost: $12,619,404)		12,619,168

Total Investments in Securities — 99.9%
(Cost: $2,942,516,630)		2,749,085,488

Other Assets Less Liabilities — 0.1%		1,691,565

Net Assets — 100.0%		$2,750,777,053

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,479,242	$7,147,378	(a)	$—		$(7,216)	$(236)	$12,619,168	12,619,168	$237,139	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	2,634		—
						$(7,216)	$(236)	$12,619,168		$239,773		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	214	06/17/22	$11,377	$320,928

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$363,367,672	$2,275,678,582	$9,754	$2,639,056,008
Preferred Stocks	70,713,073	26,654,796	484	97,368,353
Rights	41,959	—	—	41,959
Money Market Funds	12,619,168	—	—	12,619,168
	$446,741,872	$2,302,333,378	$10,238	$2,749,085,488
Derivative financial instruments(a)
Assets
Futures Contracts	$320,928	$—	$—	$320,928

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company